Promissory Note Payable and Convertible Debentures (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of Key Valuation Inputs

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

Reference (2)(4) (5)	Valuation date	Maturity date	Contractual Interest rate	Stock price (US$)	Expected equity volatility	Credit spread	Risk-free rate	Risk- adjusted rate
CD1 note (1)(3)	01-28-22	07-07-23	7.50%	0.230	120%	8.70%	0.92%	16.18%
RCD note (stream not advanced scenario)	01-07-22	07-07-23	9.00%	0.242	130%	9.21%	0.65%	16.39%
RCD note (stream advanced) scenario	01-07-22	06-30-22	9.00%	0.242	130%	9.16%	0.23%	15.96%
CD1 note (1)(3)	03-31-22	07-07-23	7.50%	0.235	120%	8.85%	1.80%	17.12%
RCD note (stream not advanced scenario)	03-31-22	07-07-23	9.00%	0.235	120%	8.85%	1.80%	17.12%
RCD note (stream advanced) scenario	03-31-22	06-30-22	9.00%	0.235	120%	8.78%	0.52%	15.88%
CD2 note	06-17-22	03-31-25	10.50%	0.222	120%	9.45%	3.28%	20.95%
CD2 note	06-30-22	03-31-25	10.50%	0.225	120%	10.71%	2.95%	21.78%
CD1 note	06-30-22	03-31-25	7.50%	0.233	120%	10.71%	2.95%	19.89%
RCD note (stream not advanced scenario)	06-30-22	03-31-25	9.00%		120%	10.71%	2.95%	19.89%
RCD note (stream advanced) scenario	06-30-22	09-30-22	9.00%		120%	10.85%	1.72%	18.89%
CD1 note	09-30-22	03-31-25	7.50%	0.085	120%	13.31%	4.19%	23.35%
RCD note (stream not advanced)	09-30-22	03-31-25	9.00%	0.085	120%	13.31%	4.19%	23.35%
RCD note (stream advanced)	09-30-22	11-30-22	9.00%	0.085	120%	13.85%	3.04%	22.79%
CD2 note	09-30-22	03-31-25	10.50%	0.085	120%	13.31%	4.19%	25.21%

(1)	The CD’s carries a Discount for Lack of Marketability (“DLOM”) of 5.0%.
(2)	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
(3)	The conversion price of the CD1 is $0.219 and CD2 is $0.212
(4)	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
(5)	The probabilities for the stream being advanced and the stream not being advanced is 59% and 41%, respectively.

Schedule of Fair Value Derivative Liability

The resulting fair values of the CD1, RCD, and CD2 at the issuance dates, June 30, 2022, and as of September 30, 2022 were as follows:

Instrument Description	Issuance date CD1 and RCD	Issuance date CD2	March 31, 2022	June 30, 2022	September 30, 2022
CD1	$6,320,807	$-	$6,303,567	$5,633,253	$4,892,435
RCD	7,679,193	-	7,886,743	7,078,596	7,359,776
CD2	-	15,000,000	-	14,176,578	12,710,097
Total	$14,000,000	$15,000,000	$14,190,310	$26,888,427	$24,962,308